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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management
                 -------------------------------
   Address:      100 S. Rockland Falls Road
                 -------------------------------
                 PO BOX 220
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

Form 13F File Number: 28-3476
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

   Elizabeth Kirker                   Rockland, DE          1/25/2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   60
                                        --------------------

Form 13F Information Table Value Total: $        172,710,938
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                          FORM 13F INFORMATION TABLE

                         GREENVILLE CAPITAL MANAGEMENT
                13F REPORT FOR THE MONTH ENDED DECEMBER 31, 2004


                    COMMON STOCK                CLASS         CUSIP            VALUE          QUANTITY    DISCRETION
1-800-Flowers.Com, Inc.                        Common       68243Q106         3,303,468        393,270        X
ASV, Inc.                                      Common       001963107         4,294,236         89,650        X
Aaron Rents, Inc.                              Common       002535201         7,222,875        288,915        X
AirTran Holdings, Inc.                         Common       00949p108         1,429,895        133,635        X
American Service Group, Inc.                   Common       02364L109         3,347,843        125,060        X
American Safety Insurance                      Common       g02995101         1,788,740        109,470        X
Anteon International Corp.                     Common       03674e108         2,799,178         66,870        X
Argonaut Group, Inc.                           Common       040157109         3,050,834        144,384        X
AudioCodes, Ltd.                               Common       m15342104         7,153,462        430,672        X
August Technology Corp.                        Common       02364L109         1,194,344        113,423        X
BEI Technologies                               Common       05538p104         2,274,189         73,646        X
Celadon Group, Inc                             Common       150838100         3,981,637        178,950        X
Citadel Security Software, inc.                Common       17288Q109           136,529         52,511        X
Comstock Home Building Co, Inc                 Common       205684103         3,488,616        158,790        X
Conn's, Inc.                                   Common       208242107         2,914,654        173,285        X
Connetics Corporation                          Common       208192104         4,532,029        186,580        X
Cost Plus, Inc.                                Common       221485105         2,959,205         92,101        X
Coventry Health Care, Inc.                     Common       222862104         3,158,897         59,512        X
Digitas, Inc.                                  Common       25388k104         1,579,360        165,378        X
Dycom Industries, Inc                          Common       267475101         2,241,602         73,447        X
EVCI Career Colleges Inc.                      Common       26926p100         2,123,520        221,200        X
Epicor Software Corporation                    Common       29426l108         3,096,348        219,755        X
EscoTechnologies, Inc.                         Common       296315104         2,889,935         37,703        X
FMC Corp New                                   Common       302491303             1,208             25        X
First Cash Financial  Services                 Common       31942d107         2,787,055        104,345        X
Given Imaging Ltd.                             Common       M52020100         3,742,535        104,046        X
Headwaters Inc.                                Common       42210p102         2,909,252        102,079        X
Hollywood Media Corp.                          Common       436233100         1,975,818        407,385        X
IXYS Corporation                               Common        4600w106         2,778,866        269,270        X
J. B. Hunt Transportation Services, Inc.       Common       445658107         6,153,151        137,194        X
JLG Industries, Inc.                           Common       466210101         1,970,185        100,366        X
LTX Corp.                                      Common       502392103         1,961,012        255,008        X
Life Sciences Research, Inc.                   Common       532169109         2,804,604        248,195        X
MICROS Systems, Inc.                           Common       594901100         5,110,979         65,475        X
MapInfo Corp.                                  Common       565105103         1,721,646        143,710        X
Marten Transport, Ltd.                         Common       573075108         4,048,485        178,112        X
Matrixx Initiatives, Inc.                      Common       57685L105         2,010,123        173,886        X
McCormick & Schmick's Seafood Restaurant       Common       579793100           350,480         20,800        X
Merit Medical Systems                          Common       589889104         3,155,809        206,532        X
Mobility Electronics, Inc.                     Common       607410101             5,448            635        X
NMS Communications Corporation                 Common       629248105         1,785,888        283,025        X
Navarre Corporation                            Common       639208107         5,935,283        337,232        X
OmniVision Technologies, Inc.                  Common       682128103         4,384,375        238,985        X
Omnicell Inc.                                  Common       68213N109         2,092,673        190,243        X
Orange 21 Inc.                                 Common       685317109         1,984,194        189,875        X
Peet's Coffee & Tea, Inc.                      Common       705560100         5,175,652        195,529        X
Power-One, Inc.                                Common       739308104         2,509,464        281,330        X
Providence Service Corporation                 Common       743815102         3,873,013        184,605        X
RAE Systems, Inc.                              Common       G3223r108         1,478,251        202,500        X
Richardson Electronics, Ltd.                   Common       763165107         1,529,845        144,325        X
Rubio's Fresh Mexican Grill                    Common       78116b102         2,331,264        192,190        X
Rowe Furniture                                 Common       779528108         1,895,994        366,730        X
Rush Enterprises                               Common       781846308         4,654,439        286,780        X
Seracare Life Sciences                         Common       817472100         1,343,024         90,015        X
Stratasys, Inc                                 Common       862685104         4,494,288        133,918        X
Tessera Technologies, Inc.                     Common       88164l100         2,477,516         66,582        X
TradeStation Group, Inc.                       Common       89267p105         2,510,237        357,075        X
US Home Systems                                Common       90335c100         1,105,309        179,725        X
Vitran Corporation, Inc.                       Common       92580e107         3,095,956        181,050        X
W-H Energy Services, Inc.                      Common       92925e108         3,606,221        161,280        X
                                            60                              172,710,938